Income taxes - Difference attributable to foreign investments (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2014 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2007 CAD ($)
Income Tax Disclosure [Abstract]
Estimated undistributed earnings in income subject to U.S. tax at reduced tax rates		$ 623,800,000
Currently remaining unrecognized tax benefits that may be recognized by the end of 2018		1,700,000
Unrecognized tax benefits		3,100,000	$ 4,300,000	$ 5,200,000
Remaining unrecognized tax benefits related to tax positions for which ultimate deductibility is highly certain, but for which there is uncertainty as to the timing of such deductibility		0
Total liability included in other long-term liabilities associated with the interest and penalties		400,000	300,000
Interest expense related to unrecognized tax benefits		$ 400,000	$ 300,000	$ (600,000)
Canada Revenue Agency [Member]
Income Tax Examination [Line Items]
Departure tax liability	$ 9.0
Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Income Tax Examination [Line Items]
Federal corporate income tax liabilities					$ 29.4
2008 [Member] | Canada Revenue Agency [Member]
Income Tax Examination [Line Items]
Federal corporate income tax liabilities	11.9
2009 [Member] | Canada Revenue Agency [Member]
Income Tax Examination [Line Items]
Federal corporate income tax liabilities	$ 11.0